Retirement Benefit Plans - Maturity Analysis of Undiscounted Benefit Payments (Detail) $ in Millions	12 Months Ended
Dec. 31, 2021 TWD ($)
Disclosure Of Defined Benefit Plans [Abstract]
2022	$ 2,693
2023	6,330
2024	9,721
2025	10,864
2026 and thereafter	36,890
Total	$ 66,498